FINANCIAL INCOME (EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)
2015	2014	2013
Financial income
Exchange differences on translating foreign short-term investments (trading)	3,349,783	32,444	69,626
Interest on other assets	740,417	762,498	694,734
Income from short-term investments	235,042	354,526	278,598
Interest on related parties loans	29,057	1,066
Other income (i)	1,010,235	194,233	332,259

Total	5,364,534	1,344,767	1,375,217

Financial expenses and other charges
a) Borrowing and financing costs
Inflation and exchange losses on third-party borrowings	(10,908,438)	(1,464,510)	(2,013,066)
Interest on borrowings payable to third parties	(3,178,461)	(1,979,414)	(1,591,915)
Interest on debentures	(871,977)	(953,863)	(860,400)
Derivatives	5,797,102	427,384	1,158,520

Subtotal:	(9,161,774)	(3,970,403)	(3,306,861)

b) Other charges
Loss on available for sale financial assets (ii)	(447,737)
Interest on other liabilities	(833,276)	(814,148)	(643,318)
Tax on transactions and bank fees	(712,799)	(385,824)	(193,048)
Inflation adjustment to provisions	(176,297)	(233,276)	(246,205)
Interest on taxes in installments - tax financing program	(93,784)	(132,194)	(81,262)
Other expenses (iii)	(476,875)	(357,844)	(206,479)

Subtotal:	(2,740,768)	(1,923,286)	(1,370,312)

Total	(11,902,542)	(5,893,689)	(4,677,173)

Financial income (expenses)	(6,538,008)	(4,548,922)	(3,301,956)

(i)	Refers basically to the gain on debenture repayment transactions and includes USD187.5 million (R$733 million) related with our portion of dividends approved by Unitel.
(ii)	Refers basically to the loss of R$408 million due to other-than-temporary impairment of the investment in Unitel classified as available-for-sale.
(iii)	Represented mainly by financial fees and commissions.